Investment Risks	Feb. 28, 2026
ALPS Global Opportunity Fund | Equity Securities Risk
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Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests, including tariffs and other similar economic arrangements.

ALPS Global Opportunity Fund | Managed Portfolio Risk
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●	Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

ALPS Global Opportunity Fund | Private Equity Risk
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Private Equity Risk. In addition to the risks associated with the Fund’s direct investments, the Fund is also subject to the underlying risks which affect the listed private equity companies in which the Fund invests. Private equity entails lending to or investing in privately held companies and any other vehicles whose purpose is to invest in privately held companies. Listed private equity companies include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions. Listed private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, valuation risk, credit risk, managed portfolio risk and derivatives risk.

ALPS Global Opportunity Fund | Industry Risk
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Industry Risk. The Fund’s investments could be concentrated within one industry or group of industries. Any factors detrimental to the performance of such industries will disproportionately impact the Fund. Investments focused in a particular industry are subject to greater risk and are more greatly impacted by market volatility than less concentrated investments.

ALPS Global Opportunity Fund | Financial Sector Risk
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Financial Sector Risk. The Fund’s assets could be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

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Closed-End Fund Risk: The Fund may invest in closed-end investment companies or funds. Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds.

Because shares of closed-end funds trade on an exchange at market prices, their shares may trade at a price that is above or below their net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value. The amount of public information available about closed-end funds generally is less than for open-end mutual funds. Consequently, the Adviser may make investment decisions based on information that is incomplete or inaccurate. Factors such as domestic economic growth and market conditions, interest rate levels and political events may affect the securities markets and from time to time can cause markets to fall substantially.

ALPS Global Opportunity Fund | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

ALPS Global Opportunity Fund | Currency Risk
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●	Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

ALPS Global Opportunity Fund | Large-Cap Stock Risk
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Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ALPS Global Opportunity Fund | Small– to Mid-Capitalization Companies Risk
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Small– to Mid-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

ALPS Global Opportunity Fund | Derivatives Risk
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.

ALPS Global Opportunity Fund | Risk Lose Money [Member]
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Risk [Text Block]	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS Global Opportunity Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Currency Risk
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Currency Risk. The risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Large-Cap Stock Risk
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Large-Cap Stock Risk. The Fund’s investment, or an underlying ETF’s investment, in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Derivatives Risk
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Derivatives Risk. The use of Commodity Investments and other derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in securities. A derivative will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more commodities, securities, currencies or indices. Even a small investment in derivative contracts can have a large impact on the Fund’s market, commodity, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default and credit risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Commodity Risk
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Commodity Risk. The Fund’s investments in Commodity Equity Investments and Commodity Investments may subject the Fund to significantly greater volatility than investments in traditional securities and involve substantial risks, including risk of loss of a significant portion of their principal value. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political, economic, geographical or financial events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds and expectation among market participants that a commodity’s value will soon change. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s performance is linked to the performance of highly volatile commodities, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Active Management Risk
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Active Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Allocation Risk
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Allocation Risk. The performance of the Fund will depend largely on the investment decisions of the Sub-Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Sub-Adviser’s judgments may prove to be wrong from time to time or for extended periods of time and the Fund may lose money.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Counterparty Risk
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Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund. The Fund may also enter into arrangements with a third-party futures commission merchant or other counterparty pursuant to which such other party undertakes to assume the Fund’s obligations with respect to physically-settled transactions under certain circumstances. A counterparty’s failure to assume such obligations may result in the Fund having to deliver, or accept delivery of, commodities, which could have a materially adverse impact on the Fund’s operations and returns.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Risks of Investing in Commodity Investments
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Risks of Investing in Commodity Investments. The value of Commodity Investments may be affected by changes discussed above under “Commodity Risk.” The physical commodities underlying the Commodity Investments from time to time may be heavily concentrated in a limited number of sectors, particularly agriculture, base/industrial metals, energy and precious metals. Concentration in a limited number of sectors may result in a greater degree of volatility. The value of Commodity Investments is expected to rise or fall in response to changes in the underlying commodity or related index. A highly liquid secondary market may not exist for certain Commodity Investments, and there can be no assurance that one will develop.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Commodity Swaps Risk
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Commodity Swaps Risk. The Fund (whether directly or through the Subsidiary) may invest in swap agreements to seek to enable the Fund to hedge a position or to gain exposure to commodities or an index without investing in specific commodities or instruments. If a counterparty to a swap agreement becomes bankrupt or otherwise fails to perform its obligations under the swap due to financial difficulties, the Fund could suffer losses. In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Commodity Futures and Options on Commodity Futures Risk
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Commodity Futures and Options on Commodity Futures Risk. The Fund’s participation (whether directly or through the Subsidiary) in the options and futures markets could subject the Fund’s portfolio to certain risks. The Sub-Adviser’s expectations of movements in the direction of commodities prices may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund’s NAV or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used.

Other risks inherent in the Fund’s use of futures and options (which may be options on securities or options on futures) include, for example, the possible less-than-full correlation between the price of options and futures contracts and movements in the prices of the investments being hedged, and the possible absence of a liquid secondary market for any particular instrument. For example, sale of call options may result in Fund underperformance and/or underperformance relative to other strategies managed by CoreCommodity in periods of general positive market performance. Conversely, sale of uncovered put options may exacerbate Fund losses in periods of general negative market performance. Over-the-counter (“OTC”) options subject the Fund to the risk that a counterparty may default on its obligations.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Futures Contracts Risk
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Futures Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. The Fund uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Commodity Pooled Investment Vehicles Risk
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Commodity Pooled Investment Vehicles Risk. The Fund may, from time to time, invest in certain publicly-traded commodity pools, such as commodity ETFs. Such pools may not meet the definition of an “investment company” under the 1940 Act, and may not be registered under the 1940 Act. As a consequence, the Fund’s investment in such entities may not be subject to certain protections afforded by the 1940 Act, including, for example, restrictions under the 1940 Act on investments in other investment companies.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Affiliated ETF Risk
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Affiliated ETF Risk. The Sub-Adviser (and where applicable, the Adviser) receives sub-advisory (or advisory) fees from an underlying ETF for which the Adviser serves as investment adviser and the Sub-Adviser serves as the sub-adviser (a “CoreCommodity ETF”) that are payable to those parties pursuant to the sub-advisory and/or advisory agreements of such CoreCommodity ETF. It is possible that a conflict of interest among the Fund and the CoreCommodity ETF could affect how the Sub-Adviser fulfills its fiduciary duties to the Fund and the CoreCommodity ETF. The Sub-Adviser may have an incentive to take into account the effect on the CoreCommodity ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in such CoreCommodity ETF. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, the Adviser has agreed to waive and/or reimburse the Fund for any acquired fund fees and expenses payable by the Fund that are attributable to the portion of the Fund’s assets invested in a CoreCommodity ETF. There is no assurance that these measures will completely mitigate conflicts of interest in the selection of CoreCommodity ETFs.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | ETF Investment Risk
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ETF Investment Risk. Each underlying ETF in which the Fund invests will be subject to its own principal risks, depending on the investment objective, investment strategy, and other characteristics of such underlying ETFs. Those underlying ETF risks may in turn become principal risks of an investment in the Fund. To the extent the Fund invests in other ETFs, including CoreCommodity ETFs, the Fund’s shareholders will indirectly incur certain fees and expenses of that ETF, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such ETFs, and will be further reduced by the Fund’s own expenses, including the Fund’s administrative fees. The Adviser has agreed to waive and/or reimburse the Fund for any acquired fund fees and expenses payable by the Fund that are attributable to the portion of the Fund’s assets invested in a CoreCommodity ETF.

ETFs are investment companies that are bought and sold on a securities exchange. The Fund could lose money by investing in an ETF, including if the value of the ETF’s investments go down. In stressed market conditions, the market for ETF shares may become less liquid. Such reduced liquidity may also result in wider bid/ask spreads and differences between the market price of ETF shares and the underlying net asset value of such shares. Where all or a portion of an underlying ETF’s underlying securities trade on a foreign market, there may be differences between the price of the underlying ETF’s shares and the shares of the underlying securities due to differences in the opening and closing times of such foreign markets.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Natural Resources Risk
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Natural Resources Risk. The Fund’s investments, or an underlying ETF’s investments, in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including changes in overall market movements; economic, geographical or financial events; events occurring in nature; inflationary pressures; and domestic and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund or an underlying ETF will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes, droughts, floods, weather, livestock disease or fires in prime natural resource areas) and political events (such as war, coups, military confrontations or acts of terrorism, embargoes, tariffs, sanctions or other regulatory developments) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. The market value of natural resources and the value of securities of natural resource companies can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. In particular Russia’s military invasion of Ukraine has increased the volatility of many natural resources investments. Changing interest rates and/or investor expectations concerning interest rates, changing inflation rates and/or investor expectations concerning inflation rates, and general economic conditions may also affect the demand for natural resources. In addition, the investment and trading activities of mutual funds, hedge funds and commodities funds and expectation among market participants that a natural resource’s value will soon change may impact the market value of natural resources and the value of securities of natural resource companies.

Certain natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such natural resources and the value of securities of companies involved in such natural resource.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Market Risk
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Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund, or an underlying ETF, invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Subsidiary Risk
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Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. In addition, the Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the statement of additional information and could adversely affect the Fund.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Sector and Securities Selection Risk
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Sector and Securities Selection Risk. The performance of the Fund or an underlying ETF is related to the economic sectors that the Fund or such underlying ETF may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by the portfolio manager within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Equity Risk
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Equity Risk. The values of equity securities in the Fund and the values of underlying ETFs will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. The Fund or an underlying ETF invests in equity securities of companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors and does not measure the performance of direct investment in the underlying commodities and, therefore, may not move in the same direction and to the same extent as the underlying commodities.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Energy Risk
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Energy Risk. The Fund has exposure to energy companies indirectly through its investments in the underlying ETFs and directly through derivatives investments that are sensitive to movements in energy prices. Securities prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Micro-, Small- and Medium-Size Company Risk
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Micro-, Small- and Medium-Size Company Risk. To the extent that the Fund or an underlying ETF invests in micro-, small- and mid-capitalization stocks, the Fund is likely to be more volatile than a fund that invests only in large companies. Micro, small- and medium-sized companies are generally riskier because they may have limited product lines, capital and managerial resources. Their securities may trade less frequently and with greater price swings.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Commodity-Linked Notes Risk
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Commodity-Linked Notes Risk. In addition to commodity risk, counterparty risk and general derivatives risk, commodity-linked notes may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. The lack of a secondary market may make it difficult for the Fund to sell the notes. In addition, an issuer could become bankrupt or otherwise fail to pay.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Tax Risk
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Tax Risk. The Fund intends to treat its income from Commodity Investments and the Subsidiary as qualifying income. The tax treatment of income from Commodity Investments and income from the Subsidiary is not certain under current law, and may be adversely affected by changes in legislation, regulations or other legally binding authority. If the income of the Fund from Commodity Investments or the Subsidiary were treated as nonqualifying income for a regulated investment company (“RIC”), the Fund might not qualify as a RIC. The Fund must remain a RIC to avoid federal income tax at the Fund level.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Credit Risk [Member]
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Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Inflation-Protected Securities Risk
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Inflation-Protected Securities Risk. The value of inflation-protected securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS and vice versa. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | U.S. Government Securities Risk
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U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Authorized Participant Risk
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Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with an underlying ETF. Underlying ETFs have a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders (including in situations where authorized participants have limited or diminished access to capital required to post collateral), with respect to an underlying ETF and no other authorized participant is able to step forward to create or redeem, Shares of an underlying ETF may trade at a discount to NAV and possibly face trading halts and/or delisting (that is, investors would no longer be able to trade shares in the secondary market). The authorized participant concentration risk may be heightened in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Conflicts of Interest Risk
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●	Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Fund’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Risk Lose Money [Member]
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Risk [Text Block]	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ALPS Balanced Opportunity Fund | Equity Securities Risk
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Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests, including tariffs and other similar economic arrangements.

ALPS Balanced Opportunity Fund | Managed Portfolio Risk
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Managed Portfolio Risk. The Adviser’s and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS Balanced Opportunity Fund | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. The Fund may invest in non-U.S. securities. Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. The risks to the Fund may include foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Furthermore, non-U.S. taxes also could detract from performance of the non-U.S. securities in which the Fund invests and in turn could negatively impact the performance of the Fund. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates.

ALPS Balanced Opportunity Fund | Large-Cap Stock Risk
Prospectus [Line Items]
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Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ALPS Balanced Opportunity Fund | Small– to Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
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Small – to Mid-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

ALPS Balanced Opportunity Fund | Affiliated ETF Risk
Prospectus [Line Items]
Risk [Text Block]
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Affiliated ETF Risk. The Adviser receives advisory fees from an Underlying ETF for which the Adviser serves as investment adviser (an “AAI ETF”) that are payable to it pursuant to the advisory agreement of such AAI ETF. It is possible that a conflict of interest among the Fund and the AAI ETF could affect how the Adviser fulfills its fiduciary duties to the Fund and the AAI ETF. The Adviser may have an incentive to take into account the effect on the AAI ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in such AAI ETF. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, the Adviser has agreed to waive and/or reimburse the Fund for any acquired fund fees and expenses payable by the Fund that are attributable to the portion of the Fund’s assets invested in an AAI ETF. There is no assurance that these measures will completely mitigate conflicts of interest in the selection of AAI ETFs.

ALPS Balanced Opportunity Fund | ETF Investment Risk
Prospectus [Line Items]
Risk [Text Block]
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ETF Investment Risk. Each Underlying ETF in which the Fund invests will be subject to its own principal risks, depending on the investment objective, investment strategy, and other characteristics of such Underlying ETFs. Those Underlying ETF risks may in turn become principal risks of an investment in the Fund. To the extent the Fund invests in other ETFs, including AAI ETFs, the Fund’s shareholders will indirectly incur certain fees and expenses of that ETF, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such ETFs, and will be further reduced by the Fund’s own expenses, including the Fund’s administrative fees. The Adviser has agreed to waive and/or reimburse the Fund for any acquired fund fees and expenses payable by the Fund that are attributable to the portion of the Fund’s assets invested in an AAI ETF. ETFs are investment companies that are bought and sold on a securities exchange. The Fund could lose money by investing in an ETF, including if the value of the ETF’s investments go down. In addition, the market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. Where all or a portion of an underlying ETF’s underlying securities trade on a foreign market, there may be differences between the price of the underlying ETF’s shares and the shares of the underlying securities due to differences in the opening and closing times of such foreign markets.

ALPS Balanced Opportunity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS Balanced Opportunity Fund | Sector and Securities Selection Risk
Prospectus [Line Items]
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Sector and Securities Selection Risk. Companies in which the Fund may invest with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to invest in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

ALPS Balanced Opportunity Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. To the extent the Fund invests in securities of lower credit qualities, such lower credit qualities may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

ALPS Balanced Opportunity Fund | U.S. Government Securities Risk
Prospectus [Line Items]
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U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS Balanced Opportunity Fund | Conflicts of Interest Risk
Prospectus [Line Items]
Risk [Text Block]
●	Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Fund’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund.

ALPS Balanced Opportunity Fund | Growth Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Growth Securities Risk. The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

ALPS Balanced Opportunity Fund | Value Stocks Risk
Prospectus [Line Items]
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Value Stocks Risk. The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

ALPS Balanced Opportunity Fund | Dividend-Oriented Stocks Risks.
Prospectus [Line Items]
Risk [Text Block]
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Dividend-Oriented Stocks Risks. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income.

ALPS Balanced Opportunity Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by the Fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates.

Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield. The Fund does not have a targeted dollar weighted average maturity or duration for the fixed-income securities in which the Fund invests.

The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase. Additionally, the Fund’s investments in fixed-income securities may underperform due to inflation (or the expectation of inflation). Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline.

ALPS Balanced Opportunity Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

ALPS Balanced Opportunity Fund | Corporate Debt Risk
Prospectus [Line Items]
Risk [Text Block]
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Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS Balanced Opportunity Fund | High-Yield/High-Risk Bond Risk
Prospectus [Line Items]
Risk [Text Block]
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High-Yield/High-Risk Bond Risk. The Fund may invest in High-yield/high-risk bonds, or “junk” bonds. High-yield/high-risk bonds are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities held by the Fund because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

ALPS Balanced Opportunity Fund | Liquidity and Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
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Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS Balanced Opportunity Fund | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in Mortgage- and asset-backed securities, which represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Fund’s returns. In addition, the Fund’s investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

ALPS Balanced Opportunity Fund | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. The Fund may invest in preferred stocks. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks held by the Fund are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

ALPS Balanced Opportunity Fund | Prepayment and Extension Risk
Prospectus [Line Items]
Risk [Text Block]
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Prepayment and Extension Risk. The Fund may invest in securities that are exposed to prepayment and/or extension risk. When interest rates fall, issuers of high interest debt obligations in which the Fund invest may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS Balanced Opportunity Fund | Income Generation Risk
Prospectus [Line Items]
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Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund, which failure in turn could negatively impact the Fund’s ability to meet its income level objectives.

ALPS Balanced Opportunity Fund | Floating Rate Obligations Risk
Prospectus [Line Items]
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Floating Rate Obligations Risk. There may be a number of intermediate participants in floating rate obligation transactions and loan agreements that have specific rights and obligations, and terms and conditions. Unexpected changes in the interest rates on floating rate obligations could result in losses to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

ALPS Balanced Opportunity Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
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Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

ALPS Balanced Opportunity Fund | Portfolio Size Effect
Prospectus [Line Items]
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Portfolio Size Effect. During periods in which the relative size of the Fund’s portfolio is smaller, certain positions are likely to be more susceptible to market fluctuations and have a greater overall impact on the Fund’s performance.

ALPS Balanced Opportunity Fund | Odd Lot Pricing Considerations
Prospectus [Line Items]
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Odd Lot Pricing Considerations. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Adviser, in its capacity as valuation designee for the Fund, has odd lot pricing policies it employs to value odd lot securities.

ALPS Balanced Opportunity Fund | Credit Rating Agency Risk
Prospectus [Line Items]
Risk [Text Block]
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Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody’s Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. The Fund makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities’ perceived or actual credit risk, as well as the Fund’s performance.

ALPS Balanced Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Call Risk
Prospectus [Line Items]
Risk [Text Block]
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Call Risk. The Fund may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

ALPS | Smith Total Return Bond Fund | Managed Portfolio Risk
Prospectus [Line Items]
Risk [Text Block]
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Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS | Smith Total Return Bond Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
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Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS | Smith Total Return Bond Fund | Sector and Securities Selection Risk
Prospectus [Line Items]
Risk [Text Block]
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Sector and Securities Selection Risk. Companies in which the Fund may invest with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to invest in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

ALPS | Smith Total Return Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

ALPS | Smith Total Return Bond Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS | Smith Total Return Bond Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase. Additionally, the Fund’s investments in fixed-income securities may underperform due to inflation (or the expectation of inflation). Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline.

ALPS | Smith Total Return Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

ALPS | Smith Total Return Bond Fund | Corporate Debt Risk
Prospectus [Line Items]
Risk [Text Block]
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Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS | Smith Total Return Bond Fund | High-Yield/High-Risk Bond Risk
Prospectus [Line Items]
Risk [Text Block]
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High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds, or “junk” bonds, are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

ALPS | Smith Total Return Bond Fund | Liquidity and Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
●

Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS | Smith Total Return Bond Fund | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in Mortgage- and asset-backed securities, which represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Fund’s returns. In addition, the Fund’s investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

ALPS | Smith Total Return Bond Fund | Prepayment and Extension Risk
Prospectus [Line Items]
Risk [Text Block]
●

Prepayment and Extension Risk. The Fund may invest in securities that are exposed to prepayment and/or extension risk. When interest rates fall, issuers of high interest debt obligations in which the Fund invest may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS | Smith Total Return Bond Fund | Income Generation Risk
Prospectus [Line Items]
Risk [Text Block]
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Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund, which failure in turn could negatively impact the Fund’s ability to meet its income level objectives.

ALPS | Smith Total Return Bond Fund | Floating Rate Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
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Floating Rate Obligations Risk. There may be a number of intermediate participants in floating rate obligation transactions and loan agreements that have specific rights and obligations, and terms and conditions. Unexpected changes in the interest rates on floating rate obligations could result in losses to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

ALPS | Smith Total Return Bond Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
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Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

ALPS | Smith Total Return Bond Fund | Call Risk
Prospectus [Line Items]
Risk [Text Block]
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Call Risk. The Fund may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

ALPS | Smith Total Return Bond Fund | Risks of Investing in Inflation-Protected Securities
Prospectus [Line Items]
Risk [Text Block]
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Risks of Investing in Inflation-Protected Securities. The value of inflation-protected securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS and vice versa. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.

ALPS | Smith Total Return Bond Fund | Odd Lot Pricing
Prospectus [Line Items]
Risk [Text Block]
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Odd Lot Pricing. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Adviser, in its capacity as valuation designee for the Fund, has odd lot pricing policies it employs to value odd lot securities.

ALPS | Smith Total Return Bond Fund | Rule 144A Securities Risk
Prospectus [Line Items]
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Rule 144A Securities Risk. Rule 144A securities are not registered for sale to the general public under the Securities Act of 1933, as amended, but which may be resold to certain institutional investors. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect negatively a Fund’s ability to dispose of such securities promptly or at expected prices. As such, the Fund’s investment in Rule 144A securities may subject the Fund to enhanced liquidity risk and potentially increase the Fund’s exposure to illiquid investments.

ALPS | Smith Total Return Bond Fund | Credit Rating Agency Risk
Prospectus [Line Items]
Risk [Text Block]
●

Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody’s Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. The Fund makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities’ perceived or actual credit risk, as well as the Fund’s performance.

ALPS | Smith Total Return Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | Smith Short Duration Bond Fund | Managed Portfolio Risk
Prospectus [Line Items]
Risk [Text Block]
●

Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS | Smith Short Duration Bond Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS | Smith Short Duration Bond Fund | Sector and Securities Selection Risk
Prospectus [Line Items]
Risk [Text Block]
●

Sector and Securities Selection Risk. Companies in which the Fund may invest with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to invest in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

ALPS | Smith Short Duration Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

ALPS | Smith Short Duration Bond Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS | Smith Short Duration Bond Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase. Additionally, the Fund’s investments in fixed-income securities may underperform due to inflation (or the expectation of inflation). Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline.

ALPS | Smith Short Duration Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

ALPS | Smith Short Duration Bond Fund | Corporate Debt Risk
Prospectus [Line Items]
Risk [Text Block]
●

Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS | Smith Short Duration Bond Fund | High-Yield/High-Risk Bond Risk
Prospectus [Line Items]
Risk [Text Block]
●

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds, or “junk” bonds, are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

ALPS | Smith Short Duration Bond Fund | Liquidity and Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
●

Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS | Smith Short Duration Bond Fund | Prepayment and Extension Risk
Prospectus [Line Items]
Risk [Text Block]
●

Prepayment and Extension Risk. The Fund may invest in securities that are exposed to prepayment and/or extension risk. When interest rates fall, issuers of high interest debt obligations in which the Fund invest may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS | Smith Short Duration Bond Fund | Income Generation Risk
Prospectus [Line Items]
Risk [Text Block]
●

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund, which failure in turn could negatively impact the Fund’s ability to meet its income level objectives.

ALPS | Smith Short Duration Bond Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

ALPS | Smith Short Duration Bond Fund | Call Risk
Prospectus [Line Items]
Risk [Text Block]
●

Call Risk. The Fund may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

ALPS | Smith Short Duration Bond Fund | Odd Lot Pricing
Prospectus [Line Items]
Risk [Text Block]
●

Odd Lot Pricing. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Adviser, in its capacity as valuation designee for the Fund, has odd lot pricing policies it employs to value odd lot securities.

ALPS | Smith Short Duration Bond Fund | Rule 144A Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Rule 144A Securities Risk. Rule 144A securities are not registered for sale to the general public under the Securities Act of 1933, as amended, but which may be resold to certain institutional investors. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect negatively a Fund’s ability to dispose of such securities promptly or at expected prices. As such, the Fund’s investment in Rule 144A securities may subject the Fund to enhanced liquidity risk and potentially increase the Fund’s exposure to illiquid investments.

ALPS | Smith Short Duration Bond Fund | Credit Rating Agency Risk
Prospectus [Line Items]
Risk [Text Block]
●

Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody’s Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. The Fund makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities’ perceived or actual credit risk, as well as the Fund’s performance.

ALPS | Smith Short Duration Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | Smith Short Duration Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ALPS | Smith Credit Opportunities Fund | Managed Portfolio Risk
Prospectus [Line Items]
Risk [Text Block]
●

Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS | Smith Credit Opportunities Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
●

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ALPS | Smith Credit Opportunities Fund | Sector and Securities Selection Risk
Prospectus [Line Items]
Risk [Text Block]
●

Sector and Securities Selection Risk. Companies in which the Fund may invest with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to invest in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

ALPS | Smith Credit Opportunities Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. To the extent the Fund invests in securities of lower credit qualities, such lower credit qualities may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

ALPS | Smith Credit Opportunities Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

U.S. Government Securities Risk. The Fund may invest in U.S. government debt securities. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

ALPS | Smith Credit Opportunities Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield. The Fund does not have a targeted dollar weighted average maturity or duration for the fixed-income securities in which the Fund invests.

The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase. Additionally, the Fund’s investments in fixed-income securities may underperform due to inflation (or the expectation of inflation). Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline.

ALPS | Smith Credit Opportunities Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if an instrument has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the instrument’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations, and in turn, may negatively impact the performance of the Fund.

ALPS | Smith Credit Opportunities Fund | Corporate Debt Risk
Prospectus [Line Items]
Risk [Text Block]
●

Corporate Debt Risk. Corporate debt securities in which the Fund may invest are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS | Smith Credit Opportunities Fund | High-Yield/High-Risk Bond Risk
Prospectus [Line Items]
Risk [Text Block]
●

High-Yield/High-Risk Bond Risk. The Fund may invest in High-yield/high-risk bonds, or “junk” bonds. High-yield/high-risk bonds are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities held by the Fund because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

ALPS | Smith Credit Opportunities Fund | Liquidity and Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
●

Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS | Smith Credit Opportunities Fund | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

ALPS | Smith Credit Opportunities Fund | Prepayment and Extension Risk
Prospectus [Line Items]
Risk [Text Block]
●

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations in which the Fund invest may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS | Smith Credit Opportunities Fund | Income Generation Risk
Prospectus [Line Items]
Risk [Text Block]
●

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by the Fund, which failure in turn could negatively impact the Fund’s ability to meet its income level objectives.

ALPS | Smith Credit Opportunities Fund | Floating Rate Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
●

Floating Rate Obligations Risk. There may be a number of intermediate participants in floating rate obligation transactions and loan agreements that have specific rights and obligations, and terms and conditions. Unexpected changes in the interest rates on floating rate obligations could result in losses to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

ALPS | Smith Credit Opportunities Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

ALPS | Smith Credit Opportunities Fund | Call Risk
Prospectus [Line Items]
Risk [Text Block]
●

Call Risk. The Fund may invest in securities that are subject to call risk. Call risk is the risk that, during periods of falling interest rates, an issuer of a fixed income security held by the Fund may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

ALPS | Smith Credit Opportunities Fund | Odd Lot Pricing
Prospectus [Line Items]
Risk [Text Block]
●

Odd Lot Pricing. There can be no assurance that the Fund’s special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Adviser, in its capacity as valuation designee for the Fund, has odd lot pricing policies it employs to value odd lot securities.

ALPS | Smith Credit Opportunities Fund | Rule 144A Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Rule 144A Securities Risk. Rule 144A securities that are not registered for sale to the general public under the Securities Act of 1933, as amended, but which may be resold to certain institutional investors. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect negatively a Fund’s ability to dispose of such securities promptly or at expected prices. As such, the Fund’s investment in Rule 144A securities may subject the Fund to enhanced liquidity risk and potentially increase the Fund’s exposure to illiquid investments.

ALPS | Smith Credit Opportunities Fund | Credit Rating Agency Risk
Prospectus [Line Items]
Risk [Text Block]
●

Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody’s Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. The Fund makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities’ perceived or actual credit risk, as well as the Fund’s performance.

ALPS | Smith Credit Opportunities Fund | Bank Loan Risk
Prospectus [Line Items]
Risk [Text Block]
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Bank Loan Risk. The Fund may invest in bank loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. In addition, certain loans may not be “securities” under the federal securities laws and the holders of such loans may not have the protections of the federal securities laws.

ALPS | Smith Credit Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | Smith Credit Opportunities Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ALPS Asset Allocation Growth & Income | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which an underlying ETF invests, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements.

ALPS Asset Allocation Growth & Income | Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]
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Non-U.S. Securities Risk. Non-U.S. securities, in which an underlying ETF could invest, are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

ALPS Asset Allocation Growth & Income | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

ALPS Asset Allocation Growth & Income | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

ALPS Asset Allocation Growth & Income | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]
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Allocation Risk. The performance of the Fund will depend largely on the investment decisions of AAI as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, AAI’s judgments may prove to be wrong from time to time or for extended periods of time and the Fund may lose money.

ALPS Asset Allocation Growth & Income | Affiliated ETF Risk
Prospectus [Line Items]
Risk [Text Block]
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Affiliated ETF Risk. The Adviser receives advisory fees from underlying AAI ETFs that are payable to it pursuant to the advisory agreements of those underlying AAI ETFs. It is possible that a conflict of interest among the Fund and the AAI ETFs could affect how the Adviser fulfills its fiduciary duties to the Fund and the AAI ETFs. The Adviser may have an incentive to take into account the effect on an AAI ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that AAI ETF. To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, the Fund has adopted an expense structure under which the Fund does not pay advisory fees to the Adviser. For non-advisory services, the Fund pays an administrative fee to the administrator in addition to other expenses described in the Fund’s fees and expenses table. These services include general fund administration services, transfer agency services, as well as bookkeeping and accounting services. There is no assurance that these measures will completely mitigate conflicts of interest in the selection of AAI ETFs.

ALPS Asset Allocation Growth & Income | ETF Investment Risk
Prospectus [Line Items]
Risk [Text Block]
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ETF Investment Risk. Each of the underlying ETFs in which the Fund invests will be subject to its own principal risks, depending on the investment objective, investment strategy, and other characteristics of such underlying ETFs. Those underlying ETF risks may in turn become principal risks of an investment in the Fund. To the extent the Fund invests in other ETFs, including AAI ETFs, the Fund’s shareholders will indirectly incur certain fees and expenses of that ETF, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such ETFs, and will be further reduced by the Fund’s own expenses, including the Fund’s administrative fees. ETFs are investment companies that are bought and sold on a securities exchange. The Fund could lose money by investing in an ETF including if the value of the ETF’s investments go down. In addition, the market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. Where all or a portion of an underlying ETF’s underlying securities trade on a foreign market, there may be differences between the price of the underlying ETF’s shares and the shares of the underlying securities due to differences in the opening and closing times of such foreign markets.

ALPS Asset Allocation Growth & Income | Sector and Securities Selection Risk
Prospectus [Line Items]
Risk [Text Block]
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Sector and Securities Selection Risk. The performance of an underlying ETF is related to the economic sectors that AAI may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by AAI within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

ALPS Asset Allocation Growth & Income | Credit Risk [Member]
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Credit Risk. The companies in which an underlying ETF may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the underlying ETF’s portfolio and its income.

ALPS Asset Allocation Growth & Income | Conflicts of Interest Risk
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Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Fund’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund.

ALPS Asset Allocation Growth & Income | Fixed Income Securities Risk
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Fixed Income Securities Risk. The Fund’s investments, through an underlying ETF, in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase. Additionally, the Fund’s investments in fixed income securities may underperform due to inflation (or the expectation of inflation). Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline.

ALPS Asset Allocation Growth & Income | Interest Rate Risk [Member]
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Interest Rate Risk. The fixed-income securities in which an underlying ETF may invest may be of any credit quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. When interest rates rise, the value of the underlying ETF’s investments in fixed-income securities will generally decrease, which means the Fund’s NAV will likewise decrease.

ALPS Asset Allocation Growth & Income | Corporate Debt Risk
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Corporate Debt Risk. Corporate debt securities in which the Fund may invest, through an underlying ETF, are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

ALPS Asset Allocation Growth & Income | Liquidity and Valuation Risk
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Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

ALPS Asset Allocation Growth & Income | Prepayment and Extension Risk
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Prepayment and Extension Risk. An underlying ETF may invest in securities that are exposed to prepayment and/or extension risk. When interest rates fall, issuers of high interest debt obligations in which an underlying ETF invest may pay off the debts earlier than expected (prepayment risk), and an underlying ETF may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping an underlying ETF’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of an underlying ETF’s share price and yield and could hurt the Fund’s performance. Prepayments could also create capital gains tax liability in some instances.

ALPS Asset Allocation Growth & Income | Income Generation Risk
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Income Generation Risk. An underlying ETF may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with the securities owned by an underlying ETF, which failure in turn could negatively impact the underlying ETF’s ability to meet its stated investment objective.

ALPS Asset Allocation Growth & Income | Credit Rating Agency Risk
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Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody’s Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. The Fund makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities’ perceived or actual credit risk, as well as the Fund’s performance.

ALPS Asset Allocation Growth & Income | Style Investing Risk
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Style Investing Risk. To the extent an underlying ETF focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to- earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

ALPS Asset Allocation Growth & Income | Small-, Mid-, and Large-sized Companies Risk
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Small-, Mid-, and Large-sized Companies Risk. The Fund’s investments, through an underlying ETF, in securities issued by small- and mid-sized companies, which can include companies that may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Companies with large market capitalizations may have less growth potential than smaller companies and may not be able to react as quickly to changes in the marketplace.

ALPS Asset Allocation Growth & Income | High Yield Securities Risk
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High Yield Securities Risk. An underlying ETF may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell.

ALPS Asset Allocation Growth & Income | Limited Investments Risk
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Limited Investments Risk. The Fund may invest in a limited number of ETFs, and as a consequence, will be more susceptible to fluctuations in performance of, and risks associated with, those ETFs within its portfolio than a similar Fund with a greater number of ETFs within its portfolio.

ALPS Asset Allocation Growth & Income | Emerging Markets Risk
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Emerging Markets Risk. An underlying ETF may invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company.

ALPS Asset Allocation Growth & Income | Hedging Risk
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Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. An underlying ETF may seek to hedge currency exposure through forward currency contracts and/or futures contracts (which are described under “Futures Contract Risk”). A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date. Contracts to sell foreign currency will generally be expected to limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. In addition, the use of currency hedging will not necessarily eliminate exposure to all currency fluctuations. Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines.

ALPS Asset Allocation Growth & Income | Futures Contract Risk
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Futures Contract Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Futures contracts traded in the over-the-counter markets are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts. To the extent the Fund uses futures contracts, which are a type of derivative, it is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

ALPS Asset Allocation Growth & Income | Real Estate Investment Trust (“REIT”) Risk
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Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject an underlying ETF to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

ALPS Asset Allocation Growth & Income | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS Asset Allocation Growth & Income | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Kotak India Equity Fund | Equity Securities Risk
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Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests, including tariffs and other similar economic arrangements.

Kotak India Equity Fund | Managed Portfolio Risk
Prospectus [Line Items]
Risk [Text Block]
●	Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Kotak India Equity Fund | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Kotak India Equity Fund | Currency Risk
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Currency Risk. Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s investments to decline in terms of U.S. dollars. Additionally, certain foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. The Fund may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

Kotak India Equity Fund | Market Risk
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Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Kotak India Equity Fund | Sector and Securities Selection Risk
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Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that the Sub-Adviser may choose to emphasize or deemphasize from time to time, as well as to the individual securities within those sectors held by the Fund. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Kotak India Equity Fund | Micro-, Small- and Mid-Cap Risk
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Micro-, Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in micro-capitalization, small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations.

Kotak India Equity Fund | Geographic Risk
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Geographic Risk. A focus on investments in issuers located in India will subject the Fund, to a greater extent, than if investments were less focused, to the risks of adverse securities markets, exchange rates and social, political, legal, regulatory, economic, religious or environmental events and natural disasters which may occur in India. The economy, industries, and securities and currency markets of India may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Kotak India Equity Fund | Indian Financials Sector Risk
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Indian Financials Sector Risk. The Indian financials sector is subject to extensive governmental control, protection and regulation, which may adversely affect the scope of financials sector firm activities, the prices they can charge and the amount of capital they must maintain. Policies and regulations implemented by the Reserve Bank of India, which serves as the country’s central bank, may also have an adverse impact on Indian financial institutions, including those in the banking and other financial industries. The Indian financials sector is exposed to risks that may impact the value of investments in the financials sector more severely than investments outside this sector, including operating with substantial financial leverage. The Indian financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. India poses additional unique risks with respect to the financials sector, such as the fact that only a small portion of the population holds insurance.

The banking industry and other financial industries are subject to extensive government regulation and can be significantly affected by changes in interest rates, general economic conditions, price and market competition, the imposition of premium rate caps or other changes in government regulation or tax law. Certain segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

Kotak India Equity Fund | India Market Risks
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India Market Risks. Investments in India can be considered speculative, and therefore may offer higher potential for losses. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. Share prices of Indian companies tend to be volatile, can be subject to currency exchange fluctuations and can lack liquidity. Indian stock exchanges have also experienced problems that have affected the market price and liquidity of the securities of Indian companies. These problems have included temporary exchange closures, broker defaults, settlement delays and strikes by brokers. In addition, the governing bodies of the Indian stock exchanges have from time to time restricted securities from trading, limited price movements and restricted margin requirements. Further, from time to time, disputes have occurred between listed companies and the Indian stock exchanges and other regulatory bodies that, in some cases, have had a negative effect on market sentiment. Similar problems could occur in the future and, if they do, they could harm the market price and liquidity of the shares held by the Fund.

The risk of loss may be increased because Indian issuers are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets. Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Indian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

The political, economic and social structures of many developing countries, including India, may be less stable and more volatile than those in the U.S. investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries, securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries.

High inflation may lead to the adoption of corrective measures designed to moderate growth, regulate prices of staples and other commodities and otherwise contain inflation, and such measures could inhibit economic activity in India and thereby possibly adversely affect the Fund’s investments. Inflation may also directly affect the underlying investments by increasing operating costs and/or reducing the returns from such investments.

Kotak India Equity Fund | Loss of FPI Registration
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Loss of FPI Registration. Investment by the Fund in India is dependent on the registration of the Fund as an FPI. In the event that this registration is terminated, the Fund might be required to liquidate its positions in Indian securities at an inopportune time or upon disadvantageous terms.

Any investigations of, or actions against, the Fund or any of their shareholders initiated by the SEBI or any other Indian regulatory authority may impose a ban of the investment and trading activities of the Fund.

Additionally, SEBI has issued the SEBI (Foreign Portfolio Investors) Regulations 2019, as may be amended from time to time, and the Master Circular for Foreign Portfolio Investors, Designated Depository Participants and Eligible Foreign Investors, both of which include guidelines on eligibility norms and know your customer (“KYC”) guidelines with respect to FPIs. Failure to comply with the guidelines may lead to a loss of FPI registration for the Fund

Kotak India Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Kotak India Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
ALPS | CoreCommodity Natural Resources ETF | Industry Risk
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Industry Risk. The Fund’s investments could be concentrated within the Energy, Agriculture, Base Metals and Minerals, and Precious Metals and Minerals group of industries. Any factors detrimental to the performance of such industries will disproportionately impact the Fund. Investments focused in a particular industry are subject to greater risk and are more greatly impacted by market volatility than less concentrated investments.

ALPS | CoreCommodity Natural Resources ETF | Currency Risk
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Currency Risk. The risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

ALPS | CoreCommodity Natural Resources ETF | Natural Resources Risk
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Natural Resources Risk. The market value of securities of natural resource companies may be affected by numerous factors, including changes in overall market movements; economic, geographical or financial events; events occurring in nature; inflationary pressures; and domestic and international politics. Because the Fund invests significantly in natural resources companies, there is the risk that the Fund will perform poorly during a downturn in prices relating to natural resources. For example, events occurring in nature (such as earthquakes, droughts, floods, weather, livestock disease or fires in prime natural resources areas) and political events (such as war, coups, military confrontations or acts of terrorism, embargoes, tariffs, sanctions or other regulatory developments) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. The market value of natural resources and the value of securities of natural resource companies can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

ALPS | CoreCommodity Natural Resources ETF | Equity Risk
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Equity Risk. The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements.

ALPS | CoreCommodity Natural Resources ETF | Energy Risk
Prospectus [Line Items]
Risk [Text Block]
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Energy Risk. Securities prices for energy-related companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions.

ALPS | CoreCommodity Natural Resources ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in seeking to achieve its investment objective. A high portfolio turnover rate may increase transaction costs, including brokerage commissions, on the sale of the securities and on reinvestment in other securities, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

ALPS | CoreCommodity Natural Resources ETF | Emerging Markets Risk
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Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ALPS | CoreCommodity Natural Resources ETF | Geographic Risk
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Geographic Risk. The Fund may focus in a single region of the world, and as such, the Fund’s performance may be more volatile than that of a fund that invests globally. If securities of that region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

ALPS | CoreCommodity Natural Resources ETF | Small-, Mid-, and Large-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
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Small-, Mid-, and Large-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid. With respect to the Fund’s investments in large-capitalization companies, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

ALPS | CoreCommodity Natural Resources ETF | Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

ALPS | CoreCommodity Natural Resources ETF | Agriculture Risk
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Agriculture Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting agriculture companies, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can influence agriculture company profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, agriculture companies must comply with a broad range of environmental laws and regulations.

ALPS | CoreCommodity Natural Resources ETF | Mining, Minerals, and Metals Risk
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Mining, Minerals, and Metals Risk. Investments in mining, minerals and metals companies may be speculative and may be subject to greater price volatility than investments in other types of companies. The special risks of mining, minerals and metals investments include: (i) changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals and consequently the value of mining, minerals and metals company investments; (ii) the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; (iii) the governments of countries with supplies of gold may pass laws or regulations limiting metals investments for strategic or other policy reasons; and (iv) increased environmental or labor costs may depress the value of mining, minerals and metals investments.

ALPS | CoreCommodity Natural Resources ETF | Management Risk
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Risk [Text Block]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

ALPS | CoreCommodity Natural Resources ETF | Fluctuation in Net Asset Value
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Risk [Text Block]
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Fluctuation in Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on Nasdaq. The Adviser cannot predict whether the Shares will trade below, at, or above their NAV.

ALPS | CoreCommodity Natural Resources ETF | No Guarantee of Active Trading Market Risk
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No Guarantee of Active Trading Market Risk. While Shares are listed on Nasdaq, there can be no assurance that active trading markets for the Shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or ‘‘step away’’ from these activities in times of market stress may inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s holdings and the Fund’s NAV, which could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

ALPS | CoreCommodity Natural Resources ETF | Shareholder Concentration Risk
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Shareholder Concentration Risk. A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund intends to purchase a significant percentage of the shares of the Fund sold over the initial two to three months following the Fund’s commencement of operations.

ALPS | CoreCommodity Natural Resources ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
ALPS | CoreCommodity Natural Resources ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.